Restricted net assets (Condensed Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	May 31, 2011
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Preference share, shares authorized				87,566,604
Ordinary share, par value per share	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	5,000,000,000	5,000,000,000	4,912,433,396
Ordinary share, shares issued	176,375,211	158,876,693
Ordinary share, shares outstanding	176,375,211	158,876,693
Class A Ordinary Shares [Member]
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Ordinary share, par value per share	$ 0.00001
Ordinary share, shares authorized	4,800,000,000	4,800,000,000
Ordinary share, shares issued	101,574,732	27,064,706
Ordinary share, shares outstanding	101,574,732	27,064,706
Class B Ordinary Shares [Member]
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Ordinary share, par value per share	$ 0.00001
Ordinary share, shares authorized	200,000,000	200,000,000
Ordinary share, shares issued	74,800,479	131,811,987
Ordinary share, shares outstanding	74,800,479	131,811,987
Parent Company [Member]
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Ordinary share, par value per share	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	5,000,000,000	5,000,000,000
Ordinary share, shares issued	176,375,211	158,876,693
Ordinary share, shares outstanding	176,375,211	158,876,693
Parent Company [Member] | Class A Ordinary Shares [Member]
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Ordinary share, shares authorized	4,800,000,000	4,800,000,000
Ordinary share, shares issued	101,574,732	27,064,706
Ordinary share, shares outstanding	101,574,732	27,064,706
Parent Company [Member] | Class B Ordinary Shares [Member]
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Ordinary share, shares authorized	200,000,000	200,000,000
Ordinary share, shares issued	74,800,479	131,811,987
Ordinary share, shares outstanding	74,800,479	131,811,987